Business Combination and Recapitalization - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Oct. 29, 2022	Oct. 28, 2022	Jun. 30, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Common stock, par value			$ 0.0001	$ 0.0001
Outstanding options				244,792		287,382	141,851
Restricted Stock Units [Member]
Business Acquisition [Line Items]
Outstanding restricted stock unit awards				298,389		0
Common Class A [Member]
Business Acquisition [Line Items]
Common stock, par value				$ 0.0001		$ 0.0001
Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted	633,697
Conversion of stock, shares issued				194,494		12,226
Series A-1 Preferred Stock [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted	1,576,154
Series A-2 Preferred Stock [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted	577,791			194,494		12,226
Common Stock [Member]
Business Acquisition [Line Items]
Conversion of convertible notes to class A common shares, Shares			3,088,167 [1]	598,861	[2]
Common Stock [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Options to purchase shares		4,162,040
SPAC financing, Shares		4,162,040
LMF Merger Sub, Inc [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred		$ 85,406
Debt conversion, original debt amount		4,636
Debt conversion, accrued interest, amount		341
Unamortized debt discount		$ 168
Excess fair value of shares transferred for convertible note conversion				$ 1,180
Outstanding options		271,280
Net cash consideration		$ 9,961
Net liabilities		$ 10,882
LMF Merger Sub, Inc [Member] | Restricted Stock Units [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted		306,811
Outstanding restricted stock unit awards		255,000
LMF Merger Sub, Inc [Member] | Public Stockholders Warrants [Member]
Business Acquisition [Line Items]
Class of warrants of rights, outstanding		10,350,000
LMF Merger Sub, Inc [Member] | Private Placement Warrants [Member]
Business Acquisition [Line Items]
Class of warrants of rights, outstanding		5,738,000
LMF Merger Sub, Inc [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Common stock, par value		$ 0.0001
Conversion of convertible notes to class A common shares, Shares		598,861
Business acquisition share price		$ 10
Conversion of stock, shares issued		7,238,767
Warrants to purchase		69,714
Options to purchase shares		326,399
Business acquisition, equity interest issued or issuable, number of shares		8,540,552
Remained unredeemed recapitalization		4,162,040
Payment to redeem existing shareholders		$ 92,137
SPAC financing, Shares		326,399
LMF Merger Sub, Inc [Member] | Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted		633,697
LMF Merger Sub, Inc [Member] | Series A-1 Preferred Stock [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted		1,576,154
LMF Merger Sub, Inc [Member] | Series A-2 Preferred Stock [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted		577,791
LMF Merger Sub, Inc [Member] | Warrant [Member]
Business Acquisition [Line Items]
Class of warrants of rights, outstanding		57,942
SeaStar Medical, Inc. [Member]
Business Acquisition [Line Items]
Class of warrants of rights, outstanding		57,942

[1]	(1) Retroactively restated to give effect to the reverse recapitalization
[2]	Retroactively restated to give effect to the reverse recapitalization